Prepaid Expenses and Other Current Assets	12 Months Ended
Jun. 30, 2025
Prepaid Expenses and Other Current Assets [Abstarct]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 7 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	June 30, 2025	June 30, 2024
Prepaid VAT(1)	1,289,379	457,056
Other receivables, net(2)	$186,053	$461,705
Prepaid expenses(3)	49,369	65,802
Prepaid expenses and other current assets	$1,524,801	$984,563

(1)	Prepaid VAT refers to the VAT generated from the company’s advance payment of taxes on behalf of the client. All the June 30, 2025 prepaid VAT balance approximately 100% of the September 30,2025 has been collected.

(2)	Other receivable includes, advances to employees for business development and security deposits for operating leases. As of June 30, 2025, the balance of other receivable mainly consists of $109,617 of security deposits for operating leases.

(3)	Prepaid expenses include mainly prepayment for rental expense and equipment maintenance, etc..